Consolidated Statements of Changes in Equity - RUB (₽) ₽ in Thousands		Share capital	Share premium	Currency translation reserve	Retained earnings/(accumulated deficit)	Equity attributable to owners the Company	Non-controlling interests	Total
Adjustment on initial application of IFRS 9 (net of tax)					₽ (2,935)	₽ (2,935)		₽ (2,935)
Adjusted opening balance	[1]	8,547	5,083,498	(92,406)	(3,069,200)	1,930,439	21,874	1,952,313
Beginning balance at Dec. 31, 2017		8,547	5,083,498	(92,406)	(3,066,265)	1,933,374	21,874	1,955,248
Net income for the year					949,307	949,307	83,538	1,032,845	[2]
Other comprehensive income/(loss)				25,449		25,449	(244)	25,205
Management incentive agreement			68,776			68,776		68,776
Reduction of share premium			(3,422,874)		3,422,874
Disposal of subsidiary							4,131	4,131
Distributions to shareholders and non-controlling interest							(79,850)	(79,850)
Ending balance at Dec. 31, 2018	[2]	8,547	1,729,400	(66,957)	1,302,981	2,973,971	29,449	3,003,420
Net income for the year					1,448,018	1,448,018	133,008	1,581,026
Other comprehensive income/(loss)				(39,421)		(39,421)	(2,397)	(41,818)
Management incentive agreement			121,635			121,635		121,635
Share-based payments to Board of Directors			12,842			12,842		12,842
Acquisition of non-controlling interest				1,187	(2,957)	(1,770)	(337)	(2,107)
Distributions to shareholders and non-controlling interest					(1,160,345)	(1,160,345)	(126,460)	(1,286,805)
Ending balance at Dec. 31, 2019		8,547	1,863,877	(105,191)	1,587,697	3,354,930	33,263	3,388,193
Net income for the year					1,748,960	1,748,960	136,865	1,885,825
Other comprehensive income/(loss)				13,051		13,051	2,058	15,109
Shares issued under Management incentive agreement		50				50		50
Management incentive agreement			101,453			101,453		101,453
Share-based payments to Board of Directors			21,714			21,714		21,714
Distributions to shareholders and non-controlling interest					(1,800,520)	(1,800,520)	(103,126)	(1,903,646)
Contribution from non-controlling interest							44	44
Ending balance at Dec. 31, 2020		₽ 8,597	₽ 1,987,044	₽ (92,140)	₽ 1,536,137	₽ 3,439,638	₽ 69,104	₽ 3,508,742

[1]	The Group adopted IFRS 9 at January 1, 2018 using the exemption allowing not to restate comparative information for prior periods with respect to classification and measurement (including impairment) changes. See Note 4.
[2]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.